Business acquisitions and development projects - Acquisition of Noncontrolling Interest (Details) CAD in Thousands, $ in Thousands			12 Months Ended
	Mar. 31, 2014 CAD	Mar. 31, 2014 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
Business Acquisition [Line Items]
Acquisition of non-controlling interest				CAD 159,672
Acquisition of non-controlling interest			CAD 0	127,121
Wind Portfolio SponsorCo, LLC
Business Acquisition [Line Items]
Acquisition of non-controlling interest, decrease in deferred tax asset	CAD (32,551)
Acquisition of non-controlling interest	127,121	$ 115,000
Non- controlling interests
Business Acquisition [Line Items]
Acquisition of non-controlling interest				205,796
Non- controlling interests | Wind Portfolio SponsorCo, LLC
Business Acquisition [Line Items]
Acquisition of non-controlling interest	205,796
Foreign currency cumulative translation
Business Acquisition [Line Items]
Acquisition of non-controlling interest				(21,029)
Foreign currency cumulative translation | Wind Portfolio SponsorCo, LLC
Business Acquisition [Line Items]
Acquisition of non-controlling interest	(21,029)
Unrealized gain on cash flow hedges
Business Acquisition [Line Items]
Acquisition of non-controlling interest				(2,543)
Unrealized gain on cash flow hedges | Wind Portfolio SponsorCo, LLC
Business Acquisition [Line Items]
Acquisition of non-controlling interest	(2,543)
Additional paid-in capital
Business Acquisition [Line Items]
Acquisition of non-controlling interest				CAD (22,552)
Additional paid-in capital | Wind Portfolio SponsorCo, LLC
Business Acquisition [Line Items]
Acquisition of non-controlling interest	CAD (22,552)